Equity dividends	6 Months Ended
Sep. 30, 2022
Equity dividends.
Equity dividends

6   Equity dividends

	Six months ended 30 September
	2022	2021
	€m	€m
Declared during the financial period:
Final dividend for the year ended 31 March 2022: 4.50 eurocents per share (2021: 4.50 eurocents per share)	1,265	1,254
Proposed after the end of the reporting period and not recognised as a liability:
Interim dividend for the year ending 31 March 2023: 4.50 eurocents per share (2022: 4.50 eurocents per share)	1,237	1,229